DEFERRED REVENUE - Narrative (Details) - USD ($)		12 Months Ended
	Feb. 26, 2025	Dec. 31, 2025	Dec. 31, 2024
DEFERRED REVENUE
Settlement of gold forward contracts		$ 23,587,000
Revenue (note 3)		$ 1,057,881,000	$ 343,918,000
Gold prepay arrangements
DEFERRED REVENUE
Upfront cash payments received	$ 384,400,000
Gold ounces to be delivered per month	4,025
Gold ounces to be delivered	144,887	104,641
Settlement of gold forward contracts	$ 23,600,000
Effective interest rate	8.40%
Ounces delivered into the prepay agreements		40,246,000
Revenue (note 3)		$ 117,013,000
Silver stream arrangement
DEFERRED REVENUE
Effective interest rate	6.50%
Percentage of silver produced to be delivered	100.00%
Percentage on market price as cash purchase price	15.00%